Interim Condensed Consolidated Statements of Shareholders’ Equity (Deficit) - USD ($)	Preference Shares	Common Shares Class A	Common Shares Class B	Common Shares Class B To Be Issued Shares	Additional Paid-In Capital	Subscription Receivable	Other Comprehensive Loss	Accumulated Deficit	Total
Balance at Jun. 30, 2023		$ 1,880	$ 630	$ 25	$ 1,086,122	$ (200)	$ (183)	$ (1,071,997)	$ 16,277
Balance (in Shares) at Jun. 30, 2023		9,400,000	3,150,000	125,000
Gross proceeds from sale of shares			$ 205	$ (25)	899,820				900,000
Gross proceeds from sale of shares (in Shares)			1,025,000	(125,000)
Cost of shares issued					(184,180)				(184,180)
Currency translation adjustment							(588)		(588)
Currency translation adjustment (in Shares)
Net loss								(738,091)	(738,091)
Balance at Dec. 31, 2023		$ 1,880	$ 835		1,801,762	(200)	(771)	(1,810,088)	(6,582)
Balance (in Shares) at Dec. 31, 2023		9,400,000	4,175,000
Balance at Jun. 30, 2024		$ 1,880	$ 895		2,072,809	(200)	643	(2,089,387)	(13,360)
Balance (in Shares) at Jun. 30, 2024		9,400,000	4,475,000
Currency translation adjustment							2,074		2,074
Stock option expense					8,333				8,333
Net loss								(599,382)	(599,382)
Balance at Dec. 31, 2024		$ 1,880	$ 895		$ 2,081,142	$ (200)	$ 2,717	$ (2,688,769)	$ (602,335)
Balance (in Shares) at Dec. 31, 2024		9,400,000	4,475,000